Summary Of Significant Accounting And Reporting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets	$ 43,758,000	$ 41,792,000
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	1,800,000	2,300,000
Incremental shares related to stock options	82,000	75,000	62,000
Cash paid for interest	14,900,000	21,700,000	28,500,000
Income taxes paid	14,700,000	19,000,000	15,000,000
City National [Member]
Number of offices	73
OREO [Member]
Other Assets	$ 8,200,000	$ 7,900,000